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ATTENTION

tice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not f an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

1315050

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
JUVENT, INC.

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

SEC MAIL PROCESSING RECEIVED AUG 15 2005 WASH. D.C. 192 SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer **JUVENT, INC.**

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
300 Atrium Drive, Somerset, New Jersey 08873

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)

Brief Description of Business
Development of non-invasive, non-drug therapy for the prevention and treatment of bone loss.

05061397

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [

[ ] business trust [ ] limited partnership, to be formed

PROCESSED AUG 19 2005 THOMSON FINANCIAL

	Month Year		
Actual or Estimated Date of Incorporation or Organization:	[12] [2002]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: DE CN for Canada; FN for other foreign jurisdiction) [ ] [ ]

GENERAL INSTRUCTIONS
Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).
When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.
Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.
State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Full Name (Last name first, if individual)
Moroney, John J.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Atrium Drive, Somerset, New Jersey 08873

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Reisner, Richard H.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Atrium Drive, Somerset, New Jersey 08873

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Talish, Roger J.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Atrium Drive, Somerset, New Jersey 08873

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Hagenmeyer, Klaus, J.E.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Atrium Drive, Somerset, New Jersey 08873

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Schaul, Robert F.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Atrium Drive, Somerset, New Jersey 08873

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Toedtman, John R.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Atrium Drive, Somerset, New Jersey 08873

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?..................	[ ]	[X]
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?..........		**$60,000**
3. Does the offering permit joint ownership of a single unit?..........	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

The Company has not engaged the services of a placement agent for this Offering but reserves the right, in its sole discretion, to employ registered broker dealers and/or other persons or firms to assist in the offer and sale of the Shares.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity.........(see Exhibit A	$ 5,025,000	$ 0
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ______)	$	$
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[ ]	$
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify)______	[ ]	$
Total	[ ]	$

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $________

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $________	[ ] $________
Purchase of real estate	[ ] $________	[ ] $________
Purchase, rental or leasing and installation of machinery and equipment	[ ] $________	[ ] $________
Construction or leasing of plant buildings and facilities	[ ] $________	[ ] $________
Acquisition of other businesses (including the value of securities involved in offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $________	[ ] $________
Repayment of indebtedness	[ ] $________	[ ] $________
Working capital	[ ] $________	[ ] $________
Other (specify):________	[ ] $________	[ ] $________
Column Totals	[ ] $________	[ ] $________
Total Payments Listed (column totals added)	[ ] $________	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
JUVENT, INC.	[signature]	7/21/05
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
JOHN J. MORONEY	President/CEO	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?...............	[ ]	[ ]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
JUVENT, INC.	[signature]	7/21/05
Name of Signer (Print or Type)	**Title (Print or Type)**	
JOHN J. MORONEY	PRESIDENT / CEO	

APPENDIX

1	2 Intend to sell to non-accredited investors State (Part B-Item 1)		3 Type of security and aggregate offeri price offered in State (Part C-Item 1	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach exp granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	N
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

EXHIBIT A

DESCRIPTION OF SECURITIES

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

Juvent, Inc., a Delaware corporation ("Juvent" or the "Company"), is offering (the "Offering") to persons who are "Accredited Investors", as such term is defined in Rule 501(a) under the Securities Act of 1933 (as amended, the "Securities Act"), up to 3,350,000 shares (the "Shares") of the Company's Common Stock, $0.01 par value per share (the "Common Stock"), at a purchase price of $1.50 per Share.

The Offering is being conducted in compliance with Rule 506 of Regulation D promulgated under the Securities Act. No placement agent has been engaged by Juvent to offer the Shares, but Juvent reserves the right, in its sole discretion, to employ registered broker dealers and/or other persons or firms to assist in connection with the Offering. The Offering is being conducted on a "best efforts" basis for up to 3,350,000 Shares with no minimum. Except as otherwise permitted by the Company, individual subscriptions must be at least $60,000 in amount.

EXHIBIT B

USE OF PROCEEDS

Since no minimum number of Shares is required to be sold before a closing can take place, the Company is unable to estimate the net proceeds it will receive in this Offering. If the Maximum Offering is reached, however, net proceeds to the Company from the sale of 3,350,000 Shares is estimated to be approximately $4,475,000 after deducting commissions and estimated offering expenses aggregating approximately $50,000. The Company currently intends to use the proceeds received from this Offering for the purposes set forth below. However, the timing and amount of the expenditures will depend on many factors, including progress of clinical trials, manufacturing requirements throughout the trials and other factors which may be beyond our control.

Application of Proceeds	Approximate Dollar Amount Maximum Offering
Research and Development [1]	$1,200,000
Sales and Marketing[2]	$745,000
Inventory Build-up[3]	$1,500,000
Capital Expenditure [4]	$550,000
General Corporate [6]	$480,000
TOTAL	**$4,475,000**

(1) Consists of all expenses related to product development, including manufacturing of research devices, tooling and clinical trials relating to Juvent's products and includes salaries of research and development and scientific staff.

(2) Represents expenses for appointing the core marketing and sales management team, implementing brand marketing and immediate European support package, web-site and appointment of international distributor network.

(3) Consists of component acquisition costs, labor and outside manufacturing costs (assembly of the product) for building up the finished goods inventory. As the Company intends to implement an aggressive sales and marketing campaign, the Company must build a sufficient inventory level in order to timely meet the new sales expected to be generated.

(4) Consists of engineering equipment, computers and software.

(5) General Corporate uses consist of salaries (including salaries allocated for corporate officers) and operating expenses for general corporate functions, including working capital and payments on the S&N Note.

The Company cannot estimate how long the proceeds from this Offering will last since the Company cannot reasonably estimate how much proceeds it will receive from this Offering. However, if the Maximum Offering is sold, then proceeds from this Offering will last approximately twelve months. The foregoing purposes and amounts are based on current projections. Future events or circumstances may cause us to allocate the proceeds from this Offering for purposes or in amounts different than those set forth above.

If and to the extent that less than the maximum number of Shares are sold, Juvent will receive less funds than shown. There are no assurances that the Company will be able to sell any or all of the Shares offered hereby. Pending the uses described above, the net proceeds may be invested in short-term, high grade investments.

(1) If no placement commissions are paid, expenses will be approximately $50,000 and net proceeds will be $4,975,000.